Dividend per ordinary share - Additional information (Details) - EUR (€) € / shares in Units, € in Millions		1 Months Ended							12 Months Ended
	Apr. 25, 2024	Jan. 31, 2025	Oct. 31, 2024	Aug. 31, 2024	May 31, 2024	Aug. 31, 2023	May 31, 2023	Aug. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [line items]
Dividends per ordinary share (in EUR per share)	€ 1.106		€ 0.161						€ 1.060	€ 1.106	€ 0.559
Dividend per ordinary share paid (in EUR per share)				€ 0.350	€ 0.756	€ 0.350	€ 0.389	€ 0.170
Other cash distributions									€ 498	€ 0	€ 1,171
Other cash distributions (in EUR per share)											€ 0.31
Proposed cash dividend, per ordinary share (in EUR per share)									€ 0.710
Withholding tax on dividends paid, ordinary shares									15.00%
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Other cash distributions		€ 498